Total operating costs - Auditor Remuneration (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Audit of parent company and consolidated financial statements	€ 6,447	€ 4,672	€ 3,759
Audit of the Company’s subsidiaries	6,230	7,151	6,269
Total audit	12,677	11,823	10,028
Audit related assurance services	979	1,067	1,019
Other assurance services	1,603	1,540	717
Total audit and audit-related assurance services	15,259	14,430	11,764
All other services	4	4	36
Total non-audit or non-audit-related assurance services	4	4	36
Total audit and all other fees	€ 15,263	€ 14,434	€ 11,800